Major Customer and Concentration of Credit Risk (Narrative)(Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Phillips 66 [Member] | Customer Concentration Risk [Member] | Transportation And Terminaling Services Revenues [Member]
Concentration Risk [Line Items]
Percentage of total transportation and terminaling services revenues	96.00%	95.00%	94.00%
Maximum [Member]
Concentration Risk [Line Items]
Receivables payment term, in days	30 days